Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2015-7*		Citi	807	42,355,222.53	100.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	4	569,369.06	1.34%	-	-	0.00%
2016-1		Citi/Barclays/Freedom	1814	200,776,671.17	100.00%	9	783,340.90	0.39%	9	783,340.90	0.39%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-6		HUD	1481	301,542,495.74	100.00%	6	1,027,524.52	0.34%	9	1,640,104.40	0.54%	12	2,844,367.05	0.94%	-	-	0.00%	7	910,342.91	0.30%	3	194,029.25	0.06%
2016-10		Citi/Ophyrs	929	85,892,863.68	100.00%	1	10,321.43	0.01%	1	10,321.43	0.01%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-12**		BofA	1,393	245,422,991.75	100.00%	-	-	0.00%	2	162,278.84	0.07%	4	350,812.40	0.14%	-	-	0.00%	1	28,466.53	0.01%	-	-	0.00%
2017-1***		BANA	1425	220,530,700.50	100.00%	-	-	0.00%	1	81,478.01	0.04%	1	279,804.81	0.13%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-2****		Citi	1398	85,045,170.52	100.00%	4	445,033.77	0.52%	4	445,033.77	0.52%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			9,247	1,181,566,115.89	100.00%	20	2,266,220.62	0.19%	26	3,122,557.35	0.26%	17	3,474,984.26	0.29%	0.00%	-	0.00%	12	1,508,178.50	0.13%	3	194,029.25	0.02%

*	Four (4) pending requests were from Q4 2016; all four (4) were withdrawn in the current reporting period.
**	No new requests in Q3 2017; all activity relates to requests from prior reporting periods. One (1) repurchase was completed after close of current reporting period.
***	No new requests in Q3 2017; all activity relates to requests from prior reporting periods.
****	All four (4) repurchases were completed after the close of the current reporting period.